Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	£ 64,900	£ 67,400
Deposits by banks	28,525	33,855
Subordinated liabilities	2,332	2,228
Of which secured	40,900	45,100
Of which unsecured	£ 24,000	22,300
Unsecured debt issued	95.00%
Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	£ 12,500
Senior unsecured – privately placed	100
Subordinated liabilities and equity (incl. AT1)	2,700
Wholesale fund amount	15,300
Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,800
Senior unsecured – privately placed	500
Wholesale fund amount	49,600
Deposits by banks	500
Certificates of deposit and commercial paper	4,700
Covered bonds	14,900
Securitisation and structured issuance	1,000
TFSME	25,000
Subordinated liabilities	1,200
Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
≤ 1 month
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	2,600	3,100
Of which secured	100	200
Of which unsecured	2,500	2,900
≤ 1 month | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	800
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	800
≤ 1 month | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	300
Senior unsecured – privately placed	0
Wholesale fund amount	1,800
Deposits by banks	200
Certificates of deposit and commercial paper	1,200
Covered bonds	0
Securitisation and structured issuance	100
TFSME	0
Subordinated liabilities	0
≤ 1 month | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>1 and ≤ 3 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	5,200	3,200
Of which secured	1,000	0
Of which unsecured	4,200	3,200
>1 and ≤ 3 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	700
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	700
>1 and ≤ 3 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	4,500
Deposits by banks	300
Certificates of deposit and commercial paper	3,200
Covered bonds	1,000
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	0
>1 and ≤ 3 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>3 and ≤ 6 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	500	2,800
Of which secured	200	900
Of which unsecured	300	1,900
>3 and ≤ 6 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	0
>3 and ≤ 6 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	500
Deposits by banks	0
Certificates of deposit and commercial paper	300
Covered bonds	100
Securitisation and structured issuance	100
TFSME	0
Subordinated liabilities	0
>3 and ≤ 6 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>6 and ≤ 9 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	1,500	200
Of which secured	900	100
Of which unsecured	600	100
>6 and ≤ 9 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	600
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	600
>6 and ≤ 9 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	900
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	900
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	0
>6 and ≤ 9 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>9 and ≤ 12 months
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	1,200	900
Of which secured	0	900
Of which unsecured	1,200	0
>9 and ≤ 12 months | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	800
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	800
>9 and ≤ 12 months | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	0
Senior unsecured – privately placed	0
Wholesale fund amount	400
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	0
Securitisation and structured issuance	0
TFSME	0
Subordinated liabilities	400
>9 and ≤ 12 months | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
No later than one year
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	11,000	10,200
Of which secured	2,200	2,100
Of which unsecured	8,800	8,100
No later than one year | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	2,900
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	0
Wholesale fund amount	2,900
No later than one year | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	300
Senior unsecured – privately placed	0
Wholesale fund amount	8,100
Deposits by banks	500
Certificates of deposit and commercial paper	4,700
Covered bonds	2,000
Securitisation and structured issuance	200
TFSME	0
Subordinated liabilities	400
No later than one year | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
Later than 1 year but no later than 3 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	6,600	5,900
Of which secured	3,500	2,100
Of which unsecured	3,100	3,800
Later than 1 year but no later than 3 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,600
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	500
Wholesale fund amount	2,100
Later than 1 year but no later than 3 years | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	900
Senior unsecured – privately placed	100
Wholesale fund amount	4,500
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	3,400
Securitisation and structured issuance	100
TFSME	0
Subordinated liabilities	0
Later than 1 year but no later than 3 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>2 and ≤ 5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	42,200	40,700
Of which secured	34,000	33,700
Of which unsecured	8,200	7,000
>2 and ≤ 5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	6,400
Senior unsecured – privately placed	100
Subordinated liabilities and equity (incl. AT1)	1,200
Wholesale fund amount	7,700
>2 and ≤ 5 years | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	300
Senior unsecured – privately placed	200
Wholesale fund amount	34,500
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	8,400
Securitisation and structured issuance	600
TFSME	25,000
Subordinated liabilities	0
>2 and ≤ 5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	0
>5 years
Disclosure Of Sources Of Wholesale Funding [Line Items]
Wholesale fund amount	5,100	10,600
Of which secured	1,200	7,200
Of which unsecured	3,900	£ 3,400
>5 years | Santander UK Group Holdings plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	1,600
Senior unsecured – privately placed	0
Subordinated liabilities and equity (incl. AT1)	1,000
Wholesale fund amount	2,600
>5 years | Other Santander UK plc
Disclosure Of Sources Of Wholesale Funding [Line Items]
Senior unsecured – public benchmark	300
Senior unsecured – privately placed	200
Wholesale fund amount	2,500
Deposits by banks	0
Certificates of deposit and commercial paper	0
Covered bonds	1,100
Securitisation and structured issuance	100
TFSME	0
Subordinated liabilities	800
>5 years | Other group entities
Disclosure Of Sources Of Wholesale Funding [Line Items]
Securitisation and structured issuance	£ 0